TAXES ON INCOME (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Gross unrecognized tax positions	$ 1,904	$ 1,194
Increase in tax positions taken in current year	270	710
Decrease in tax positions taken in prior years	(489)
Gross unrecognized tax positions	$ 1,685	$ 1,904